SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY (Details) - Series F Preferred Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Class of Stock [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning balance	695	329
Weighted Average Exercise Price, Oustanding Beginng balance	$ 1.00	$ 1.00
Weighted Average Remaining Years, Outstanding		10 years	11 years 6 months
Number of Series F Preferred Warrants , Issued	244	366
Weighted Average Exercise Price, Issued	$ 1.00	$ 1.00
Weighted Average Remaining Years, Issued	9 years 10 months 17 days	10 years
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Series F Preferred Warrants, Forfeited and cancelled
Weighted Average Exercise Price, Forfeited and cancelled
Number of Series F Preferred Warrants, Outstanding Ending balance	939	695	329
Weighted Average Exercise Price, Oustanding Ending balance	$ 1.00	$ 1.00	$ 1.00
Weighted Average Remaining Years, Outstanding	9 years 6 months	10 years